NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

Notes Payable at December 31 In millions	2010	2009
Commercial paper	$—	$721
Notes payable to banks	1,310	1,285
Notes payable to related companies	157	131
Notes payable trade	—	2
Total notes payable	$1,467	$2,139
Year-end average interest rates	2.64%	2.18%

Schedule of Long-term Debt Instruments [Table Text Block]

Long-Term Debt at December 31 In millions	2010 Average Rate	2010	2009 Average Rate	2009
Promissory notes and debentures:
Final maturity 2010	—	$—	9.13%	$281
Final maturity 2011	5.30%	1,057	5.32%	1,054
Final maturity 2012	5.33%	2,154	5.14%	2,280
Final maturity 2013	6.05%	389	6.05%	389
Final maturity 2014	7.27%	2,096	7.60%	1,750
Final maturity 2015	5.90%	1,250	5.90%	1,250
Final maturity 2016 and thereafter	6.95%	11,260	7.95%	8,880
Other facilities:
U.S. dollar loans, various rates and maturities	1.67%	20	1.95%	35
Foreign currency loans, various rates and maturities	2.95%	998	3.65%	754
Medium-term notes, varying maturities through 2022	5.96%	2,005	6.39%	1,624
Foreign medium-term notes, various rates and maturities	—	—	4.13%	1
Euro medium-term notes, final maturity 2010	—	—	4.37%	576
Euro medium-term notes, final maturity 2011	4.63%	665	4.63%	713
Pollution control/industrial revenue bonds, varying maturities through 2038	5.68%	907	5.21%	1,114
Capital lease obligations	—	17	—	44
Unamortized debt discount	—	(458)	—	(485)
Unexpended construction funds	—	—	—	(26)
Long-term debt due within one year	—	(1,755)	—	(1,082)
Total long-term debt	—	$20,605	—	$19,152

Schedule of Maturities of Long-term Debt [Table Text Block]

Annual Installments on Long-Term Debt for Next Five Years In millions
2011	$1,755
2012	$2,886
2013	$943
2014	$2,548
2015	$1,574